Supplement dated May 7, 2018
to the Statement of Additional Information (“the SAI”) for the following funds:
Fund	SAI Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	4/9/2018
Columbia Mid Cap Value Fund	4/9/2018
Columbia Short Term Bond Fund	4/9/2018
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	4/9/2018
Columbia Select Large-Cap Value Fund	4/9/2018
Columbia Select Smaller-Cap Value Fund	4/9/2018
Effective May 1, 2018, the information for the following funds under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI has been superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending February 28 – Information is as of February 28, 2017, unless otherwise noted
Mid Cap Value Fund	Kari Montanus(f)	4 RICs 1 PIV 488 other accounts	$3.09 billion $32.22 million $2.85 billion	None	None	Columbia Management	Columbia Management
	David Hoffman	3 RICs 2 PIVs 7 other accounts	$1.41 billion $242.59 million $60.02 million	None	$500,001- $1,000,000(a) $50,001 $100,000(b)
	Jonas Patrikson	1 RIC 2 PIVs 7 other accounts	$285.77 million $242.59 million $14.95 million	None	$50,001- $100,000(b)
For Funds with fiscal year ending May 31 – Information is as of May 31, 2017, unless otherwise noted
Select Large-Cap Value Fund	Richard Rosen	4 RICs 1 PIV 476 other accounts	$2.29 billion $40.14 million $2.51 billion	None	$10,001- $50,000(b)	Columbia Management	Columbia Management
	Richard Taft	4 RICs 1 PIV 26 other accounts	$2.29 billion $40.14 million $2.24 billion	None	None
Select Smaller-Cap Value Fund	Kari Montanus	4 RICs 1 PIV 473 other accounts	$2.38 billion $40.14 million $2.51 billion	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	David Hoffman(f)	4 RICs 2 PIVs 8 other accounts	$3.33 billion $243.31 million $19.79 million	None	None
	Jonas Patrikson(f)	2 RICs 2 PIVs 7 other accounts	$2.31 billion $243.31 million $15.82 million	None	None
SUP915_00_028_(05/18)

		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2017, unless otherwise noted
Dividend Opportunity Fund	David King(f)	3 RICs 5 other accounts	$3.07 billion $20.15 million	None	None	Columbia Management	Columbia Management
	Yan Jin(f)	3 RICs 6 other accounts	$3.07 billion $3.97 million	None	None
	Harrison Chan(f)	3 other accounts	$0.12 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2018.
Effective June 30, 2018, the information for the following fund under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending February 28 – Information is as of February 28, 2017, unless otherwise noted
Large Cap Growth Fund III	John Wilson	2 RICs 10 other accounts	$4.96 billion $278.21 million	None	None	Columbia Management	Columbia Management
	Tchintcia S. Barros	2 RICs 7 other accounts	$4.96 billion $264.28 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
Leonard Aplet, a co-manager of Columbia Short Term Bond Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund's investment manager, at the end of the calendar year. Until then, Mr. Aplet will continue to serve as a Co-Portfolio Manager of Columbia Short Term Bond Fund with Gregory Liechty and Ronald Stahl.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP915_00_028_(05/18)
2